FORM N-SAR
                             SEMI-ANNUAL REPORT
                     FOR REGISTERED INVESTMENT COMPANIES

Report for six month period ending:

     or fiscal year ending:   12/31/99

Is this a transition report? (Y/N)     N

Is this an amendment to a previous filing? (Y/N)     N

Those items or sub-items with a box "[/ ]" after the item number should be completed only if the answer has changed from the previous filing on this form.


1.   A.   Registrant Name:    Kemper Investors Life Insurance Company Variable
                              Annuity Account C
     B.   File Number: 811-   2965
     C.   Telephone Number:   847-550-5500


2.   A.   Street:   1 Kemper Drive
     B.   City:  Long Grove  C. State:  IL  D. Zip Code:  60049  Zip Ext:0001
     E.   Foreign Country:              Foreign Postal Code:


3.   Is this the first filing on this form by Registrant?  (Y/N)  N


4.   Is this the last filing on this form by Registrant?  (Y/N)  N


5. Is Registrant a small business investment company (SBIC)? (Y/N) N [If answer is "Y" (Yes), complete only items 89 through 110.]


6.   Is Registrant a unit investment trust (UIT)?  (Y/N)  Y
     [If answer is "Y" (Yes) complete only items 111 through 132.]


7.   A.   Is Registrant a series or multiple portfolio company?  (Y/N)
          [If answer is "N" (No), go to item 8.]

     B. How many separate series or portfolios did Registrant have at the end of the period?

                                    01

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                                                     If filing more than one
                                                     Page 50, "X" box: [  ]
For period ending   12/31/99
File number 811-    2965


123. [/ ]  State the total value of the additional units considered in
           answering item 122  ($000's omitted)                    $


124. [/ ]  State the total value of units of prior series that were placed in the portfolios of subsequent series during the current period (the value of these units is to be measured on the date they were placed in the subsequent series)
           ($000's omitted)                                        $


125. [/ ]  State the total dollar amount of sales loads collected (before reallowances to other brokers or dealers) by Registrant's principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale of units of all series of Registrant
           ($000's omitted)                                        $ 9


126. Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market operations in Registrant's units (include the sales loads, if any, collected on units of a prior series placed in the portfolio of a subsequent series.)
     ($000's omitted)                                              $ 0


127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

                                 Number of     Total Assets     Total Income
                                  Series         ($000's        Distributions
                                 Investing       omitted)     ($000's omitted)

A.   U.S. Treasury direct issue                   $              $

B.   U.S. Government agency                       $              $

C.   State and municipal tax-free                 $              $

D.   Public utility debt                          $              $

E.   Brokers or dealers debt or
     debt of brokers' or dealers'
     parent                                       $              $

F.   All other corporate intermed.
     & long term debt                             $              $

G.   All other corporate short-term debt          $              $

H.   Equity securities of brokers or dealers
     or parents of brokers or dealers             $              $

I.   Investment company equity
     securities                                   $              $

J.   All other equity securities    1             $20,647        $

K.   Other securities                             $              $

L.   Total assets of all series of
     registrant                     1             $20,647        $


                                    50

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                                                     If filing more than one
                                                     Page 51, "X" box: [  ]
For period ending   12/31/99
File number 811-    2965


128. [/ ]  Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant's series at the end of the current period insured or guaranteed by an entity other than the issuer? (Y/N)
                                                                    ___
          [If answer is "N" (No), go to item 131.]                  Y/N


129. [/ ]  Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal or interest at the end of the current period? (Y/N)
                                                                    ___
          [If answer is "N" (No). go to item 131.]                  Y/N


130. [/ ]  In computations of NAV or offering price per unit, is any part of the value attributed to instruments identified in item 129 derived from insurance or guarantees? (Y/N)
                                                                    ___
                                                                    Y/N


131. Total expenses incurred by all series of Registrant during the current reporting period ($000's omitted)
                                                                    $220


132. [/ ]  List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:

     811-      811-      811-      811-      811-
     811-      811-      811-      811-      811-
     811-      811-      811-      811-      811-
     811-      811-      811-      811-      811-
     811-      811-      811-      811-      811-
     811-      811-      811-      811-      811-
     811-      811-      811-      811-      811-
     811-      811-      811-      811-      811-
     811-      811-      811-      811-      811-



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This report is signed on behalf of the registrant (or depositor or trustee)
in the City of Long Grove and State of Illinois on February 22, 2000.

                    KEMPER INVESTORS LIFE INSURANCE COMPANY
                    VARIABLE ANNUITY ACCOUNT C
                    (NAME OF REGISTRANT, DEPOSITOR OR TRUSTEE)



Witness:  /s/ Frank J. Julian           By:  /s/ David S. Jorgensen
          Frank J. Julian                    David S. Jorgensen
          Vice President, Associate          Controller and Treasurer
          General Counsel and                (Name and title of person
          Assistant Secretary                signing on behalf of
          (Name and Title)                   registrant, depositor or
                                             trustee)